UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23710

Milliman Variable Insurance Trust
(Exact name of registrant as specified in charter)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Ehsan Sheikh

71 South Wacker Drive, 31st Floor

Chicago, IL 60606
(Name and address of agent for service)

(312) 726-0677

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Milliman - Capital Group Hedged U.S. Growth Fund
Class 3
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Milliman - Capital Group Hedged U.S. Growth Fund (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://millimanfunds.com/capgroup/resources. You can also request this information by contacting us at 1-855-700-7959.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 3	$55	1.09%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,617,741
Number of Holdings	73
Portfolio Turnover	17%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)*

Top Sectors**	(%)
Information Technology	32.2%
Industrials	15.9%
Communication Services	14.9%
Health Care	14.9%
Consumer Discretionary	13.0%
Financials	5.4%
Consumer Staples	4.4%
Materials	2.2%
Real Estate	0.6%
Cash & Other	-3.5%

Top 10 Issuers	(%)
Microsoft Corp.	8.9%
Broadcom, Inc.	7.0%
Alphabet, Inc.	6.1%
Amazon.com, Inc.	5.5%
NVIDIA Corp.	5.4%
TransDigm Group, Inc.	5.0%
Meta Platforms, Inc.	4.5%
Eli Lilly & Co.	4.2%
Apple, Inc.	3.0%
Netflix, Inc.	2.7%
*	Percents are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Milliman - Capital Group Hedged U.S. Growth Fund	PAGE 1	TSR-SAR-600833719

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at no cost by calling 1-855-700-7959.
Changes to Fund’s Portfolio Management Team:
As of April 1, 2025, Jordan Rosenfeld is no longer a portfolio manager of the Funds.
Other Material Fund Changes:
Effective upon close of business on August 15, 2025, the Funds ceased operations and shares of the Funds were no longer available for purchase, including from new insurance company accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millimanfunds.com/capgroup/resources.
Milliman - Capital Group Hedged U.S. Growth Fund	PAGE 2	TSR-SAR-600833719

Milliman - Capital Group Hedged U.S. Income and Growth Fund
Class 3
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Milliman - Capital Group Hedged U.S. Income and Growth Fund (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://millimanfunds.com/capgroup/resources. You can also request this information by contacting us at 1-855-700-7959.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 3	$55	1.09%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,580,558
Number of Holdings	54
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)*

Top Sectors**	(%)
Information Technology	22.9%
Health Care	16.9%
Financials	16.1%
Industrials	11.9%
Consumer Staples	8.9%
Consumer Discretionary	7.9%
Communication Services	6.8%
Utilities	3.9%
Energy	3.3%
Cash & Other	1.4%

Top 10 Issuers	(%)
Broadcom, Inc.	9.0%
Microsoft Corp.	7.7%
Philip Morris International, Inc.	5.8%
Eli Lilly & Co.	3.6%
Marsh & McLennan Cos., Inc.	3.2%
JPMorgan Chase & Co.	3.2%
Apple, Inc.	3.0%
Capital One Financial Corp.	2.7%
General Electric Co.	2.5%
Meta Platforms, Inc.	2.4%
*	Percents are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Milliman - Capital Group Hedged U.S. Income and Growth Fund	PAGE 1	TSR-SAR-600833693

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at no cost by calling 1-855-700-7959.
Changes to Fund’s Portfolio Management Team:
As of April 1, 2025, Jordan Rosenfeld is no longer a portfolio manager of the Funds.
Other Material Fund Changes:
Effective upon close of business on August 15, 2025, the Funds ceased operations and shares of the Funds were no longer available for purchase, including from new insurance company accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millimanfunds.com/capgroup/resources.
Milliman - Capital Group Hedged U.S. Income and Growth Fund	PAGE 2	TSR-SAR-600833693

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Milliman - Capital Group Hedged U.S. Growth Fund
Milliman - Capital Group Hedged U.S. Income and
Growth Fund
Core Financial Statements
June 30, 2025

Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 103.7%
Communication Services - 14.9%
Alphabet, Inc. - Class C(a)	1,247	$221,205
Charter Communications, Inc. - Class A(b)	71	29,025
Meta Platforms, Inc. - Class A	223	164,594
Netflix, Inc.(b)	74	99,096
Take-Two Interactive Software, Inc.(b)	109	26,471
		540,391
Consumer Discretionary - 13.0%
Amazon.com, Inc.(a)(b)	899	197,232
Burlington Stores, Inc.(b)	118	27,452
Caesars Entertainment, Inc.(b)	786	22,315
Carvana Co.(b)	42	14,152
DoorDash, Inc. - Class A(b)	184	45,358
Floor & Decor Holdings, Inc. - Class A(b)	221	16,787
Flutter Entertainment PLC(b)	145	41,435
Royal Caribbean Cruises Ltd.	131	41,021
Tesla, Inc.(b)	65	20,648
TopBuild Corp.(b)	137	44,352
		470,752
Consumer Staples - 4.4%
Costco Wholesale Corp.	46	45,537
Dollar Tree, Inc.(b)	138	13,667
Monster Beverage Corp.(b)	431	26,998
Philip Morris International, Inc.	404	73,581
		159,783
Energy - 0.2%
EOG Resources, Inc.	46	5,502
Financials - 5.4%
Affirm Holdings, Inc.(b)	317	21,917
Apollo Global Management, Inc.	136	19,294
Blue Owl Capital, Inc. - Class A	931	17,885
First Republic Bank(b)	303	3
MSCI, Inc.	46	26,530
PNC Financial Services Group, Inc.	133	24,794
Progressive Corp.	192	51,237
S&P Global, Inc.	47	24,783
Toast, Inc. - Class A(b)	180	7,972
		194,415
Health Care - 14.9%
Abbott Laboratories	467	63,517
Alnylam Pharmaceuticals, Inc.(b)	143	46,631
Danaher Corp.	144	28,446
Dexcom, Inc.(b)	250	21,823
Eli Lilly & Co.	197	153,567

The accompanying notes are an integral part of these financial statements.

1

Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Insulet Corp.(b)	57	$17,908
IQVIA Holdings, Inc.(b)	111	17,492
Molina Healthcare, Inc.(b)	73	21,747
Regeneron Pharmaceuticals, Inc.	49	25,725
Sarepta Therapeutics, Inc.(b)	207	3,540
Thermo Fisher Scientific, Inc.	111	45,006
UnitedHealth Group, Inc.	121	37,748
Vertex Pharmaceuticals, Inc.(b)	126	56,095
		539,245
Industrials - 15.9%
Carrier Global Corp.	688	50,355
Copart, Inc.(b)	678	33,269
Dayforce, Inc.(b)	407	22,544
Delta Air Lines, Inc.	156	7,672
FTAI Aviation Ltd.	153	17,601
General Electric Co.	199	51,221
Howmet Aerospace, Inc.	144	26,803
Ingersoll Rand, Inc.	538	44,751
Saia, Inc.(b)	40	10,959
TransDigm Group, Inc.	118	179,435
Uber Technologies, Inc.(b)	654	61,018
United Rentals, Inc.	64	48,218
XPO, Inc.(b)	165	20,838
		574,684
Information Technology - 32.2%(c)
ANSYS, Inc.(b)	66	23,180
Apple, Inc.(a)	529	108,535
Applied Materials, Inc.	159	29,108
Broadcom, Inc.(a)	922	254,149
Micron Technology, Inc.	260	32,045
Microsoft Corp.	648	322,322
NVIDIA Corp.	1,235	195,118
Palo Alto Networks, Inc.(b)	214	43,793
Salesforce, Inc.	354	96,532
ServiceNow, Inc.(b)	45	46,264
Texas Instruments, Inc.	63	13,080
		1,164,126
Materials - 2.2%
ATI, Inc.(b)	157	13,556
Ecolab, Inc.	119	32,063
Linde PLC	73	34,250
		79,869

The accompanying notes are an integral part of these financial statements.

2

Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

		Shares	Value
COMMON STOCKS - (Continued)
Real Estate - 0.6%
CoStar Group, Inc.(b)		284	$22,834
TOTAL COMMON STOCKS (Cost $2,753,625)			3,751,601
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.3%(b)
Over-the-Counter Put Options - 0.3%
Milliman - Capital Group Growth Basket, Counterparty: Bank of America, Expiration: 08/11/2025; Exercise Price: $9,500.00(d)	$3,737,316	348	10,447
TOTAL PURCHASED OPTIONS (Cost $45,240)			10,447
TOTAL INVESTMENTS - 104.0% (Cost $2,798,865)			$3,762,048
Liabilities in Excess of Other Assets - (4.0)%			(144,307)
TOTAL NET ASSETS - 100.0%			$3,617,741

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of June 30, 2025 is $179,931.
(b)	Non-income producing security.
(c)
Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment. To the extent that the Fund vests more heavily in a particular sector of the economy, its performance will be especially sensitive to developments that significantly affect that sector.

(d)	Comprised of a proprietary basket of securities. The underlying components of the basket as of June 30, 2025 are shown below:

Security Name	Number of Shares	Notional Amount	% of Total Notional Amount
Microsoft Corp.	644	$320,580	8.58%
Broadcom, Inc.	915	252,316	6.74%
Alphabet, Inc. - Class C	1,245	220,802	5.91%
Amazon.com, Inc.	895	196,301	5.25%
NVIDIA Corp.	1,229	194,219	5.20%
TransDigm Group, Inc.	118	179,786	4.81%
Meta Platforms, Inc. - Class A	222	163,663	4.38%
Eli Lilly & Co.	197	153,517	4.11%
Apple, Inc.	527	108,160	2.89%
Netflix, Inc.	73	98,317	2.63%
Salesforce, Inc.	352	95,865	2.57%
Philip Morris International, Inc.	403	73,451	1.97%
Abbott Laboratories	467	63,496	1.70%
Uber Technologies, Inc.	652	60,818	1.63%
Vertex Pharmaceuticals, Inc.	126	56,214	1.50%

The accompanying notes are an integral part of these financial statements.

3

Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

Security Name	Number of Shares	Notional Amount	% of Total Notional Amount
General Electric Co.	199	51,169	1.37%
Progressive Corp.	192	$51,127	1.36%
Carrier Global Corp.	686	50,244	1.34%
United Rentals, Inc.	64	48,353	1.29%
Alnylam Pharmaceuticals, Inc.	141	46,073	1.23%
Costco Wholesale Corp.	46	45,800	1.22%
ServiceNow, Inc.	44	45,701	1.22%
DoorDash, Inc. - Class A	183	45,046	1.21%
Ingersoll Rand, Inc.	538	44,711	1.20%
Thermo Fisher Scientific, Inc.	110	44,531	1.19%
TopBuild Corp.	136	44,161	1.18%
Palo Alto Networks, Inc.	213	43,620	1.17%
Flutter Entertainment PLC	145	41,486	1.11%
Royal Caribbean Cruises Ltd.	131	40,883	1.09%
UnitedHealth Group, Inc.	121	37,869	1.01%
Linde PLC	73	34,359	0.92%
Copart, Inc.	676	33,149	0.89%
Micron Technology, Inc.	260	32,029	0.86%
Ecolab, Inc.	119	32,028	0.86%
Applied Materials, Inc.	159	29,031	0.78%
Charter Communications, Inc. - Class A	71	28,952	0.77%
Danaher Corp.	143	28,162	0.75%
Burlington Stores, Inc.	117	27,227	0.73%
Monster Beverage Corp.	429	26,856	0.72%
Howmet Aerospace, Inc.	144	26,768	0.72%
Take-Two Interactive Software, Inc.	109	26,456	0.71%
MSCI, Inc.	46	26,330	0.70%
Regeneron Pharmaceuticals, Inc.	49	25,810	0.69%
S&P Global, Inc.	47	24,777	0.66%
PNC Financial Services Group, Inc.	132	24,665	0.66%
ANSYS, Inc.	66	23,205	0.62%
CoStar Group, Inc.	282	22,704	0.61%
Dayforce, Inc.	404	22,367	0.60%
Caesars Entertainment, Inc.	784	22,245	0.60%
Dexcom, Inc.	249	21,762	0.58%
Top 50 Holdings		$3,457,161	92.49%
Other Securities		280,155	7.51%
Total Underlying Positions		$3,737,316	100.00%

The accompanying notes are an integral part of these financial statements.

4

Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Written Options
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.5)%
Over-the-Counter Call Options - (4.4)%
Milliman - Capital Group Growth Basket, Counterparty: Bank of America; Expiration: 08/11/2025; Exercise Price: $10,450.00(a)	$(3,737,316)	(348)	$(160,487)
Over-the-Counter Put Options - (0.1)%
Milliman - Capital Group Growth Basket, Counterparty: Bank of America; Expiration: 08/11/2025; Exercise Price: $8,000.00(a)	(3,737,316)	(348)	(2,405)
TOTAL WRITTEN OPTIONS (Premiums received $45,240)			$(162,892)

Percentages are stated as a percent of net assets.
(a)	Comprised of a proprietary basket of securities. The underlying components of the basket as of June 30, 2025 are shown in the Schedule of Investments.
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$3,751,601	$—	$—	$3,751,601
Purchased Options	—	10,447	—	10,447
Total Investments	$3,751,601	$10,447	$—	$3,762,048
Liabilities:
Investments:
Written Options	$—	$(162,892)	$—	$(162,892)
Total Investments	$—	$(162,892)	$—	$(162,892)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

5

Milliman - Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 103.2%
Communication Services - 6.8%
Alphabet, Inc. - Class A	453	$79,832
Comcast Corp. - Class A	2,141	76,412
Meta Platforms, Inc. - Class A	118	87,095
		243,339
Consumer Discretionary - 7.9%
Darden Restaurants, Inc.	284	61,903
Home Depot, Inc.	170	62,329
Royal Caribbean Cruises Ltd.	182	56,991
Starbucks Corp.	427	39,126
Yum! Brands, Inc.	431	63,866
		284,215
Consumer Staples - 8.9%
Constellation Brands, Inc. - Class A	208	33,838
Keurig Dr Pepper, Inc.	1,847	61,062
Philip Morris International, Inc.	1,141	207,810
Target Corp.	168	16,573
		319,283
Energy - 3.3%
EOG Resources, Inc.	511	61,121
Exxon Mobil Corp.	339	36,544
Halliburton Co.	1,022	20,828
		118,493
Financials - 16.1%
Blackrock, Inc.	67	70,300
Blackstone, Inc.	277	41,434
Capital One Financial Corp.	449	95,529
Intercontinental Exchange, Inc.	202	37,061
JPMorgan Chase & Co.	397	115,094
KKR & Co., Inc.	377	50,152
Marsh & McLennan Cos., Inc.	529	115,661
Wells Fargo & Co.	635	50,876
		576,107
Health Care - 16.9%
Abbott Laboratories	524	71,269
AbbVie, Inc.	394	73,134
Amgen, Inc.	258	72,036
CVS Health Corp.	743	51,252
Danaher Corp.	171	33,780
Elevance Health, Inc.	70	27,227
Eli Lilly & Co.	167	130,182
Gilead Sciences, Inc.	580	64,305
UnitedHealth Group, Inc.	269	83,920
		607,105

The accompanying notes are an integral part of these financial statements.

6

Milliman - Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

		Shares	Value
COMMON STOCKS - (Continued)
Industrials - 11.9%
Boeing Co.(a)		131	$27,449
Caterpillar, Inc.		97	37,656
CSX Corp.		1,172	38,242
General Electric Co.		351	90,344
L3Harris Technologies, Inc.		137	34,365
Northrop Grumman Corp.		141	70,497
Paychex, Inc.		339	49,311
RTX Corp.		539	78,705
			426,569
Information Technology - 22.9%
Apple, Inc.		521	106,894
Applied Materials, Inc.		220	40,275
Broadcom, Inc.		1,167	321,684
Microsoft Corp.		555	276,063
NVIDIA Corp.		466	73,623
			818,539
Materials - 1.4%
Linde PLC		106	49,733
Real Estate - 3.2%
Extra Space Storage, Inc.		243	35,828
Welltower, Inc.		513	78,863
			114,691
Utilities - 3.9%
Constellation Energy Corp.		136	43,895
Sempra		544	41,219
Southern Co.		585	53,721
			138,835
TOTAL COMMON STOCKS (Cost $2,820,415)			3,696,909
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.2%(a)
Over-the-Counter Put Options - 0.2%
Milliman - Capital Group Income and Growth Basket, Counterparty: Bank of America, Expiration: 08/11/2025; Exercise Price: $9,500.00(b)	$3,678,335	345	5,737
TOTAL PURCHASED OPTIONS (Cost $23,115)			5,737
TOTAL INVESTMENTS - 103.4% (Cost $2,843,530)			$3,702,646
Liabilities in Excess of Other Assets - (3.4)%			(122,088)
TOTAL NET ASSETS - 100.0%			$3,580,558

The accompanying notes are an integral part of these financial statements.

7

Milliman - Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Comprised of a proprietary basket of securities. The underlying components of the basket as of June 30, 2025 are shown below:

Security Name	Number of Shares	Notional Amount	% of Total Notional Amount
Broadcom, Inc.	1,155	$318,503	8.66%
Microsoft Corp.	551	273,941	7.45%
Philip Morris International, Inc.	1,135	206,802	5.62%
Eli Lilly & Co.	167	130,173	3.54%
Marsh & McLennan Cos., Inc.	525	114,880	3.12%
JPMorgan Chase & Co.	396	114,741	3.12%
Apple, Inc.	517	106,099	2.88%
Capital One Financial Corp.	446	94,997	2.58%
General Electric Co.	350	89,992	2.45%
Meta Platforms, Inc. - Class A	118	86,793	2.36%
UnitedHealth Group, Inc.	268	83,589	2.27%
Alphabet, Inc. - Class A	451	79,485	2.16%
Welltower, Inc.	512	78,655	2.14%
RTX Corp.	536	78,322	2.13%
Comcast Corp. - Class A	2,125	75,852	2.06%
AbbVie, Inc.	395	73,236	1.99%
NVIDIA Corp.	463	73,091	1.99%
Amgen, Inc.	257	71,895	1.95%
Abbott Laboratories	522	71,008	1.93%
Blackrock, Inc.	67	70,255	1.91%
Northrop Grumman Corp.	140	69,982	1.91%
Gilead Sciences, Inc.	578	64,058	1.74%
Yum! Brands, Inc.	429	63,538	1.73%
Darden Restaurants, Inc.	285	62,172	1.69%
Home Depot, Inc.	169	61,907	1.68%
EOG Resources, Inc.	510	61,057	1.66%
Keurig Dr Pepper, Inc.	1,833	60,601	1.65%
Royal Caribbean Cruises Ltd.	181	56,606	1.54%
Southern Co.	584	53,668	1.46%
CVS Health Corp.	734	50,641	1.38%
Wells Fargo & Co.	632	50,610	1.38%
KKR & Co., Inc.	375	49,867	1.35%
Linde PLC	105	49,332	1.34%
Paychex, Inc.	338	49,156	1.34%
Constellation Energy Corp.	137	44,098	1.20%
Blackstone, Inc.	275	41,177	1.12%
Sempra	541	40,991	1.11%
Applied Materials, Inc.	218	39,989	1.09%
Starbucks Corp.	425	38,906	1.06%
CSX Corp.	1,166	38,039	1.03%
Caterpillar, Inc.	97	37,641	1.02%

The accompanying notes are an integral part of these financial statements.

8

Milliman - Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

Security Name	Number of Shares	Notional Amount	% of Total Notional Amount
Intercontinental Exchange, Inc.	201	$36,870	1.00%
Exxon Mobil Corp.	338	36,396	0.99%
Extra Space Storage, Inc.	242	35,625	0.97%
L3Harris Technologies, Inc.	136	34,153	0.93%
Constellation Brands, Inc. - Class A	207	33,732	0.92%
Danaher Corp.	169	33,418	0.91%
Boeing Co.	130	27,199	0.74%
Elevance Health, Inc.	70	27,119	0.74%
Halliburton Co.	1,019	20,763	0.56%
Top 50 Holdings		$3,661,620	99.55%
Other Securities		16,715	0.45%
Total Underlying Positions		$3,678,335	100.00%

The accompanying notes are an integral part of these financial statements.

9

Milliman - Capital Group Hedged U.S. Income and Growth Fund
Schedule of Written Options
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.2)%
Over-the-Counter Call Options - (4.2)%
Milliman - Capital Group Income and Growth Basket, Counterparty: Bank of America; Expiration: 08/11/2025; Exercise Price: $10,330.00(a)	$(3,678,335)	(345)	$(150,882)
Over-the-Counter Put Options - (0.0)%(b)
Milliman - Capital Group Income and Growth Basket, Counterparty: Bank of America; Expiration: 08/11/2025; Exercise Price: $8,000.00(a)	(3,678,335)	(345)	(1,232)
TOTAL WRITTEN OPTIONS (Premiums received $23,115)			$(152,114)

Percentages are stated as a percentof net assets.
(a)	Comprised of a proprietary basket of securities. The underlying components of the basket as of June 30, 2025 are shown in the Schedule of Investments.
(b)	Represents less than 0.05% of net assets.
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$3,696,909	$—	$—	$3,696,909
Purchased Options	—	5,737	—	5,737
Total Investments	$3,696,909	$5,737	$—	$3,702,646
Liabilities:
Investments:
Written Options	$—	$(152,114)	$—	$(152,114)
Total Investments	$—	$(152,114)	$—	$(152,114)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

10

Milliman Variable Insurance Trust
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	Milliman - Capital Group Hedged U.S. Growth Fund	Milliman - Capital Group Hedged U.S. Income and Growth Fund
ASSETS:
Investments, at value	$3,762,048	$3,702,646
Cash - interest bearing deposit account	48,564	58,328
Cash held as collateral	127	—
Receivable from Adviser	16,216	16,157
Dividends receivable	974	2,512
Interest receivable	116	140
Prepaid expenses and other assets	11,033	11,033
Total assets	3,839,078	3,790,816
LIABILITIES:
Written option contracts, at value	162,892	152,114
Payable for legal fees	30,999	30,999
Payable for distribution and shareholder servicing fees	2,184	2,166
Payable for expenses and other liabilities	25,262	24,979
Total liabilities	221,337	210,258
NET ASSETS	$ 3,617,741	$3,580,558
Net Assets Consists of:
Paid-in capital	$2,995,552	$3,067,565
Total distributable earnings	622,189	512,993
Total net assets	$ 3,617,741	$3,580,558
Class 3
Net assets	$3,617,741	$3,580,558
Shares issued and outstanding(a)	300,001	306,310
Net asset value per share	$12.06	$11.69
Cost:
Investments, at cost	$2,798,865	$2,843,530
Proceeds:
Written options premium received	$45,240	$23,115

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

11

Milliman Variable Insurance Trust
Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)

	Milliman - Capital Group Hedged U.S. Growth Fund	Milliman - Capital Group Hedged U.S. Income and Growth Fund
INVESTMENT INCOME:
Dividend income	$5,297	$32,244
Interest income	609	740
Total investment income	5,906	32,984
EXPENSES:
Professional fees and expenses	52,137	52,137
Fund administration and accounting fees	28,406	28,050
Trustees’ fees	18,040	18,039
Investment advisory fee	13,532	13,365
Distribution expenses - Class 3	4,394	4,339
Transfer agent fees	2,988	2,988
Reports to shareholders	2,316	2,292
Custodian fees	1,478	1,372
Compliance fees	496	496
Other expenses and fees	16,345	16,346
Total expenses	140,132	139,424
Expense reimbursement by Adviser	(120,976)	(120,505)
Net expenses	19,156	18,919
NET INVESTMENT INCOME/(LOSS)	(13,250)	14,065
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	65,553	92,929
Written option contracts expired or closed	65,593	25,783
Net realized gain (loss)	131,146	118,712
Net change in unrealized appreciation (depreciation) on:
Investments	84,957	127,022
Written option contracts	(129,526)	(134,258)
Net change in unrealized appreciation (depreciation)	(44,569)	(7,236)
Net realized and unrealized gain (loss)	86,577	111,476
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$73,327	$125,541

The accompanying notes are an integral part of these financial statements.

12

Milliman Variable Insurance Trust
Statements of Changes in Net Assets

	Milliman - Capital Group Hedged U.S. Growth Fund		Milliman - Capital Group Hedged U.S. Income and Growth Fund
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$(13,250)	$(2,754)	$14,065	$30,972
Net realized gain (loss)	131,146	(307,791)	118,712	(226,881)
Net change in unrealized appreciation (depreciation)	(44,569)	575,036	(7,236)	474,359
Net increase (decrease) in net assets from operations	73,327	264,491	125,541	278,450
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class 3	—	—	—	(30,973)
Return of Capital	—	—	—	(196)
Total distributions to shareholders	—	—	—	(31,165)
CAPITAL TRANSACTIONS:
Shares issued in reinvestment of distributions - Class 3	—	—	—	31,165
Net increase (decrease) in net assets from capital transactions	—	—	—	31,165
NET INCREASE (DECREASE) IN NET ASSETS	73,327	264,491	125,541	278,450
NET ASSETS:
Beginning of the period	3,544,414	3,279,923	3,455,017	3,176,567
End of the period	$3,617,741	$3,544,414	$3,580,558	$3,455,017
SHARES TRANSACTIONS
Shares issued in reinvestment of distributions - Class 3	—	—	—	2,783
Total increase (decrease) in shares outstanding	—	—	—	2,783

The accompanying notes are an integral part of these financial statements.

13

Milliman Variable Insurance Trust
Financial Highlights

		INVESTMENT OPERATIONS:			LESS Distributions FROM:			SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement/ recoupment(d)	Ratio of expenses to average net assets after expense reimbursement/ recoupment(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)
Milliman - Capital Group Hedged U.S. Growth Fund - Class 3
6/30/2025(e)	$11.81	(0.04)	0.29	0.25	—	—	$12.06	2.12%	$3,618	7.97%	1.09%	(0.75)%	17%
12/31/2024	$10.93	(0.01)	0.89	0.88	—	—	$11.81	8.05%	$3,544	9.45%	1.09%	(0.08)%	33%
12/31/2023(f)	$10.00	(0.00)(g)	0.93	0.93	—	—	$10.93	9.30%	$3,280	6.24%	1.09%	(0.02)%	32%
Milliman - Capital Group Hedged U.S. Income and Growth Fund - Class 3
6/30/2025(e)	$11.28	0.05	0.36	0.41	—	—	$11.69	3.63%	$3,581	8.03%	1.09%	0.81%	13%
12/31/2024	$10.47	0.10	0.81	0.91	(0.10)	(0.10)(h)	$11.28	8.72%	$3,455	9.60%	1.09%	0.92%	28%
12/31/2023(f)	$10.00	0.12	0.47	0.59	(0.12)	(0.12)(h)	$10.47	5.93%	$3,177	6.30%	1.09%	1.38%	22%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Unaudited.
(f)	Inception date of the Fund was February 10, 2023.
(g)	Amount represents less than $0.005 per share.
(h)	A portion of total distributions amounting to less than $0.005 per share is return of capital.
The accompanying notes are an integral part of these financial statements.

14

MILLIMAN VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)
1. ORGANIZATION
Milliman Variable Insurance Trust (the “Trust”) was organized under the laws of the state of Delaware as a Delaware statutory trust on November 2, 2020, and is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2025, the Trust consisted of 2 operational series (each, a “Fund” and together, the “Funds”). Each of the Funds is classified as non-diversified under the 1940 Act. Each Fund offers shares only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. All shares of the Funds have equal rights and privileges. As of June 30, 2025, only Class 3 shares were offered, which have no front-end sales load, deferred sales charge, or redemption fee.
The Funds and their respective commencement dates are as follows:

Name	Commencement of Operations
Milliman - Capital Group Hedged U.S. Growth Fund	February 10, 2023
Milliman - Capital Group Hedged U.S. Income and Growth Fund	February 10, 2023

The Milliman - Capital Group Hedged U.S. Growth Fund’s investment objective is to provide long-term growth of capital, while also seeking to provide a hedge against downside equity exposure.
The Milliman - Capital Group Hedged U.S. Income and Growth Fund’s investment objective is to produce income and provide long-term growth of capital, while also seeking to provide a hedge against downside equity exposure.
Each Fund seeks to achieve its investment objective by primarily investing its assets in a combination of common stocks (to provide long equity exposure) and derivatives (to create a hedge against the Fund’s downside equity exposure).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Computation of Net Asset Value – The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. ET) on each business day the NYSE is open for regular trading. If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.
Valuation – The Board of Trustees of the Trust (the “Board”) has adopted Pricing and Valuation Procedures (“Valuation Procedures”) to be used for valuing all securities and other assets held by the Funds, including those for which market quotations are not readily available or are deemed not be reliable. The Board has designated Milliman Financial Risk Management LLC (“Milliman”) as the valuation designee, which has established a pricing committee comprised of representatives of Milliman (the “Pricing Committee”) to provide input to Milliman in making fair value determinations in accordance with the Valuation Procedures.

15

MILLIMAN VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Equity securities, including shares of exchange-traded funds (“ETFs”), listed on any national or foreign exchange (excluding the Nasdaq National Market (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded, or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities.
Exchange-traded options, including FLexible EXchange® Options (“FLEX Options”), are valued at a market-based price provided by the exchange on which the options contract is traded at the official close of that exchange’s trading date. If the exchange on which the options contract is traded is unable to provide a market price, exchange-traded options prices will be provided by a model-pricing provider. Over-the-counter options (“OTC Options”), including certain binary options, are valued at the mean of the most recent bid and asked price, if available, or otherwise at their closing bid price. Custom basket options are valued using the prices of the underlying components of the basket. Otherwise, the value of an options contract will be determined by the Pricing Committee in accordance with the Valuation Procedures.
Fixed income securities will generally be valued using a third-party pricing service vendor (a “Pricing Service”). Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination.
Open-end investment companies, with the exception of ETFs, are valued at their respective NAVs.
The Funds’ accounting agent may obtain all market quotations used in valuing securities from a Pricing Service. If no quotation can be obtained from a Pricing Service, then the Funds’ accounting agent will contact the Pricing Committee. The Pricing Committee will then attempt to obtain one or more broker quotes for the security or other asset daily and will value the security or other asset accordingly. If no quotation is available from either a Pricing Service, or one or more brokers, or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security or other asset held by a Fund for which reliable market quotations are not readily available will be determined by Milliman in a manner that most appropriately reflects fair market value of the security or other asset on the valuation date.
The Trust follows the authoritative guidance (GAAP) for fair value measurements, which established a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance established three tiers of inputs that may be used to measure fair value as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to value the Funds’ investments at June 30, 2025, are summarized at the end of each Fund’s Schedule of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Cash and cash equivalents – Cash and cash equivalents include amounts held in interest-bearing demand deposit accounts with the Funds’ custodian. The rate on the demand deposit account was 4.11% as of June 30, 2025.

16

MILLIMAN VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Offering Costs – Offering costs directly attributable to a series of the Trust are charged to that series, such as certain registration fees, while expenses which are attributable to more than one series are allocated among the respective series on a pro rata basis.
Offering costs are recorded as a deferred asset and amortized on a straight-line basis for a period of twelve months upon commencement of operations of each Fund. Offering costs include legal fees pertaining to the preparation, review and filing of each Fund’s initial registration statement with the SEC, and printing, mailing or other distribution charges related to each Fund’s prospectus and statement of additional information. Offering costs are subject to the Funds’ Expense Limitation Agreement (See Note 5).
Investment Transactions, Investment Income and Expenses – Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recognized on an accrual basis using the effective yield method.
Expenses are accrued daily. Expenses of the Trust, which are directly identifiable to a specific series, are applied to that series. Expenses which are not identifiable to a specific series are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.
Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.
3. DERIVATIVES
Disclosures about derivative instruments are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.
In seeking to create a hedge against a Fund’s downside equity exposure, Milliman primarily intends to purchase and sell either OTC options and/or FLEX Options on common stocks and/or indices or ETFs representing those common stocks. OTC options are traded and privately negotiated in the OTC market and are subject to counterparty risk of the writer of the options contract. Many counterparties to OTC options are financial institutions, such as banks and broker-dealers, and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. FLEX Options are options contracts that trade on an exchange but provide an investor with the ability to customize key contract terms like strike price, style and expiration date, while achieving price discovery (i.e., determining market prices) in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. Milliman is not restricted in its use of OTC or exchange-traded options and may use either type to achieve the Funds’ principal investment strategies.
The Funds will purchase and sell call and put options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the underlying asset) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the underlying asset) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the underlying asset) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the underlying asset) at a certain defined price.
When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call or, if cash-settled, a gain or loss is realized. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, or the transfer of the relative cash amount if cash-settled, and the proceeds are decreased by the premium originally paid.

17

MILLIMAN VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by the Fund is exercised, the premium received is added to the proceeds from the sale of the underlying security, or the transfer of the relevant cash amount if cash-settled, in determining whether the Fund has a realized a gain or loss. If a put option written by the Fund is exercised, the premium received reduces the cost basis of the securities purchased by the Fund if physical delivery is required, or the corresponding cash amount if cash-settled. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the asset underlying the written option. Risk of loss on written options may exceed amounts recognized on the Statements of Assets and Liabilities.
The following tables summarize derivatives held by the Fund and their impact on the Funds’ results of operations.
The location and value of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2025, was as follows:

	Location	Equity Risk	Total
Milliman - Capital Group Hedged U.S. Growth Fund
Assets - Purchased options	Investments, at value	$10,447	$10,447
Liabilities - Written options	Options written, at value	$162,892	$162,892
Milliman - Capital Group Hedged U.S. Income and Growth Fund
Assets - Purchased options	Investments, at value	$5,737	$5,737
Liabilities - Written options	Options written, at value	$152,114	$152,114

The location and effect of derivative instruments on the Statements of Operations for the period ended June 30, 2025, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Total
Milliman - Capital Group Hedged U.S. Growth Fund
Purchased options	Investments	$(65,593)	$(65,593)
Written options	Written Options	65,593	65,593
		$—	$—

	Location	Equity Risk	Total
Milliman - Capital Group Hedged U.S. Income and Growth Fund
Purchased options	Investments	$(25,783)	$(25,783)
Written options	Written Options	25,783	25,783
		$—	$—

18

MILLIMAN VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Total
Milliman - Capital Group Hedged U.S. Growth Fund
Purchased options	Investments	$(51,543)	$(51,543)
Written options	Written Options	(129,526)	(129,526)
		$(181,069)	$(181,069)

	Location	Equity Risk	Total
Milliman - Capital Group Hedged U.S. Income and Growth Fund
Purchased options	Investments	$(34,001)	$(34,001)
Written options	Written Options	(134,258)	(134,258)
		$ (168,259)	$ (168,259)

The notional amounts of derivative instruments outstanding relative to each Fund’s net assets as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.
Because OTC options are not guaranteed for settlement by a clearing broker, they are generally considered to have greater counterparty risk than exchange-traded options, such as FLEX Options, which are issued and guaranteed for settlement by the OCC and their clearing houses (“clearing members”) rather than a bank or a broker. To the extent the Fund uses FLEX Options, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The use of certain derivatives involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.
In order to better define its contractual rights and to secure rights to help the Funds mitigate their counterparty risk, the Funds may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

19

MILLIMAN VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
At June 30, 2025, derivative assets and liabilities subject to offsetting provisions were as follows:
Milliman - Capital Group Hedged U.S. Growth Fund

Counterparty	Gross Value of Derivative Assets	Derivatives Available for Offset(1)	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure of Derivative Assets(2)
Bank of America	$10,447	$(10,447)	$—	$—	$—

Counterparty	Gross Value of Derivative Liabilities	Derivatives Available for Offset(1)	Non-Cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Exposure of Derivative Liabilities(2)
Bank of America	$162,892	$(10,447)	$(152,318)	$(127)	$—

Milliman - Capital Group Hedged U.S. Income and Growth Fund

Counterparty	Gross Value of Derivative Assets	Derivatives Available for Offset(1)	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure of Derivative Assets(2)
Bank of America	$5,737	$(5,737)	$—	$—	$—

Counterparty	Gross Value of Derivative Liabilities	Derivatives Available for Offset(1)	Non-Cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Exposure of Derivative Liabilities(2)
Bank of America	$152,114	$(5,737)	$—	$—	$146,377

(1)	Excess of collateral is not shown for financial reporting purposes.
(2)	Net exposure represents the receivable due from or payable due to the counterparty in the event of default.
4. FEDERAL TAX INFORMATION
No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year, all of its taxable income and realized gains.
Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended June 30, 2025.
The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2025, the cost of investments, including derivatives, and unrealized appreciation/depreciation for federal income tax purposes for each Fund were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Milliman - Capital Group Hedged U.S. Growth Fund	$2,753,625	$997,976	$(152,445)	$845,531
Milliman - Capital Group Hedged U.S. Income and Growth Fund	2,820,415	876.494	(146,377)	730,117

20

MILLIMAN VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
5. ADVISORY FEES AND OTHER AGREEMENTS
The Trust has an Investment Advisory Agreement with Milliman to furnish investment advisory services to the Funds. Pursuant to the Investment Advisory Agreement, Milliman is entitled to receive an annual fee, payable monthly, equal to 0.77% of each Fund’s average daily net assets.
Capital International, Inc. (the “Sub-Adviser”) serves as investment sub-adviser to each Fund. Under the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Milliman, the Sub-Adviser provides to Milliman a list of securities that comprise a Fund’s Investable Universe. That list is comprised of a portfolio of securities representing the Sub-Adviser’s recommendations to Milliman as to the common stocks and/or cash or cash equivalents on which Milliman could purchase for a Fund. The Sub-Adviser does not have responsibility for the day-to-day management of the Funds’ portfolios nor review and oversight of the Funds’ investment strategies. Rather, Milliman will make determinations on which common stocks to purchase and derivatives to transact based upon industry weightings, market capitalizations, and other financial characteristics of the common stocks contained in the Investable Universe. Milliman will also make determinations on which common stocks to purchase and derivatives to transact based on Milliman’s evaluation of the market liquidity of those common stocks and derivatives. Pursuant to the terms of the Sub-Advisory Agreement, the Sub-Adviser may remove stocks from, and/or add stocks to, the list, which may result in Milliman selling stocks that have been removed or purchasing stocks that have been added to the list, as well as resetting some of the derivatives positions. For services provided under the Sub-Advisory Agreement, Milliman pays the Sub-Adviser a fee out of the advisory fee Milliman receives from each Fund.
Milliman has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit each Fund’s total annual Fund operating expenses (which include any offering and organizational expenses, but exclude taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of each Fund’s business) to 0.84% of each Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2026. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board. Milliman may recoup from each Fund any advisory fees waived or expenses reimbursed pursuant to the applicable Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any. No amounts were recouped during the Period ended June 30, 2025. As of June 30, 2025, the amounts eligible for recoupment and the year of expiration are as follows:

	Recovery Expiring in:
	2028	2027	2026	Total
Milliman - Capital Group Hedged U.S. Growth Fund	$120,976	$286,830	$140,414	$547,770
Milliman - Capital Group Hedged U.S. Income and Growth Fund	120,505	285,554	138,199	544,258

U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as each Fund’s fund accountant, administrator, and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Funds’ custodian pursuant to a custody agreement. Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor pursuant to a distribution agreement.
The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to each Fund’s Class 3 shares. The Rule 12b-1 Plan permits each Fund to pay the Distributor, as the Funds’ principal underwriter, for expenses associated with the distribution of Class 3 shares of the Funds. Under the Rule 12b-1 Plan, the Distributor is paid an annual fee of 0.25% of the average daily net assets of Class 3 shares. All Rule 12b-1 Plan payments received by the Distributor shall be used solely for distribution-related expenses and shall not be retained as profit by the Distributor. Accordingly, no compensation is payable by the Funds to the Distributor for such distribution services. However, Milliman has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the distribution agreement. The payments made by Milliman to the Distributor do not represent an additional expense to the Funds or their shareholders.

21

MILLIMAN VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Certain Trustees and Officers of the Trust are also Officers or employees of Milliman and, during their terms of office, receive no compensation from the Funds.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the period ended June 30, 2025, were as follows:

	Purchases	Sales
Milliman - Capital Group Hedged U.S. Growth Fund	$591,658	$606,702
Milliman - Capital Group Hedged U.S. Income and Growth Fund	446,579	439,735

7. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of that Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, American General Life Insurance Company directly owned 100% of the outstanding shares of each Fund.
8. RISKS
The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.
The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.
9. GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.
10. SEGMENT REPORTING
Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by Milliman to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a fund based on performance measurements. Due to the significance of oversight and their role, Milliman is deemed to be the Chief Operating Decision Maker.
11. SUBSEQUENT EVENTS
On August 1, 2025, the following Fund paid income distributions in the amount shown in the table:

	Amount	Per Share Amount
Milliman - Capital Group Hedged U.S. Income and Growth Fund	$15,915	$0.0519572

22

MILLIMAN VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
On August 1, 2025, the Funds paid long-term capital gain distributions in the amount shown in the table:

	Amount	Per Share Amount
Milliman - Capital Group Hedged U.S. Growth Fund	$663,083	$2.21027
Milliman - Capital Group Hedged U.S. Income and Growth Fund	508,012	1.65849

Effective upon close of business on August 15, 2025, the Funds ceased operations and share of the Funds were no longer available for purchase, including from new insurance company accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors.
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

23

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
For the six-month period ended June 30, 2025, the aggregate remuneration the Registrant paid the directors, all members of any advisory board and any officers are disclosed in the Financial Statements.

24

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing of this report. Based on their evaluation of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms and that the controls are designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to them to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308).Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate toevents occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Milliman Variable Insurance Trust

By (Signature and Title)*	/s/ Adam Schenck
Adam Schenck, President and Principal Executive Officer

Date	9/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam Schenck
Adam Schenck, President and Principal Executive Officer

Date	9/4/2025

By (Signature and Title)*	/s/ Blake Graves
Blake Graves, Treasurer and Principal Financial Officer

Date	9/4/2025

* Print the name and title of each signing officer under his or her signature.